PRESIDENT'S MESSAGE

                                                               December 1996
Dear Shareholder:

    We are pleased to present you with the annual report for the Republic Bond Fund for the period ending October 31, 1996. In this report, we have provided you with a letter from the Investment Adviser, Republic National Bank of New York.

    We hope you find this letter and accompanying financial summaries informative and as always we would be delighted to hear from you to answer any questions you might have or provide you with additional information.

    Audited financial statements and portfolio holdings for the period ending October 31, 1996 also follow. We look forward to servicing your financial needs and appreciate your continued support.

                                      Respectfully submitted,

                                  /s/ George O. Martinez
                                      ------------------------------------
                                      George O. Martinez
                                      President

REPUBLIC BOND FUND
ANNUAL REPORT -- OCTOBER 31, 1996

TABLE OF CONTENTS
                                                                        PAGE
                                                                        ----
President's Message ..................................................    1
Letter to Shareholders from Investment Adviser .......................    3
Performance Graph ....................................................    4

REPUBLIC BOND FUND
Statement of Assets and Liabilities ..................................    5
Statement of Operations ..............................................    6
Statement of Changes in Net Assets ...................................    7
Financial Highlights .................................................    8
Notes to Financial Statements ........................................    9
Independent Auditors' Report .........................................   12

REPUBLIC FIXED INCOME PORTFOLIO
Schedule of Investments ..............................................   13
Statement of Assets and Liabilities ..................................   20
Statement of Operations ..............................................   21
Statement of Changes in Net Assets ...................................   22
Financial Highlights .................................................   22
Notes to Financial Statements ........................................   23
Independent Auditors' Report .........................................   27

LETTER TO SHAREHOLDERS FROM INVESTMENT ADVISER

                                                               December 1996

DEAR SHAREHOLDER:

    We are pleased to present you with the annual report for the Republic Bond Fund (the "Fund") for the period ended October 31, 1996.

    The Republic Bond Fund returned 6.21%* for the period ended October 31, 1996, compared to 5.27% for the Lipper A Rated Bond Fund Index and 5.88% for the Salomon Broad Bond Index. For the period since inception,* the Fund's average annual return was 11.21% versus 11.55% for the Lipper Index and 11.51% for the Salomon Broad Bond Index.

    Uncertainty regarding the direction of interest rates prevailed through much of the fiscal year, which began with signs of a softening U.S. economy and anticipation of further interest rate cuts by the Federal Reserve. By February, the initial bullish view on interest rates changed as the picture of the U.S. economy began to cloud. Speculation arose that the economy was growing too strongly and that an interest rate hike was imminent to stave off inflationary pressures. Concerns began to subside near the fiscal year-end with the release of economic data depicting an economy in a moderate and more sustainable growth trend.

    The Fund benefited early in the year by maintaining a less-than-market interest rate sensitivity and then later extending the duration as interest rates rose. Returns were also enhanced by the Fund's overweighted position in the top performing mortgage sector, strong security selection within the corporate sector, and participation in higher-yielding foreign government (currency hedged) bonds.

    The Fund's strategy at year-end was based on the view that the U.S. fixed income market offered good value on an inflation adjusted basis. Mortgages remained attractive relative to corporates and U.S. Treasuries, while the yield advantage in foreign markets became less appealing. Against this backdrop, the portfolio was positioned with an interest-rate sensitivity moderately longer than the benchmark. Mortgages continue to account for over half the portfolio, corporate holdings are below the market weighting with improved credit quality, and foreign holdings were reduced to below 3%. As of October 31, 1996 the Fund's 30-day SEC yield was 5.4%.

    Audited financial statements and portfolio holdings as of October 31, 1996 follow. We appreciate your continued support.

                                      Sincerely,

                                      Republic National Bank of New York

    Lipper A Rated Bond Fund Index: an equally weighted composite composed of the 30 largest mutual funds within this investment objective.

    Salomon Broad Bond Index: an unmanaged market capitalization weighted index which includes fixed rate Treasury, government sponsored, corporate and mortgage securities. All issues mature in one year or more and have at least $50 million face amount outstanding for entry into the index.

    The performance data quoted represents past performance and is not an indication of future results. The investment return and Net Asset Value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

    The performance set forth may reflect the waiver of a portion of the Fund's advisory or administrative fees for certain periods since the inception date. In the absence of fee waivers 30-day SEC yield figures would have been 5.2%.

    The composition of the portfolio is subject to change.

    *Inception date for performance purposes is January 9, 1995. The performance stated is that of the Republic Fixed Income Portfolio, adjusted to reflect the fees and expenses of the Fund. The Fund's inception date was August 26, 1996. Total return since inception of the Fund was 3.61%.

                    COMPARISON OF $10,000 INVESTMENT IN THE
                             REPUBLIC BOND FUND AND
                            SALOMON BROAD BOND INDEX
--------------------------------------------------------------------------------

--------------------------
     AVERAGE ANNUAL
      TOTAL RETURN
--------------------------
Fiscal Year    Inception
  Ended       to 10/31/96
 10/31/96     (Annualized)
-----------   ------------
  6.21%          11.21%
--------------------------


                  REPUBLIC BOND FUND         SALOMON BROAD BOND INDEX

 1/ 9/95                 10.00                         10.00
 4/30/95                 10.53                         10.64
10/31/95                 11.42                         11.28
 4/30/96                 11.53                         11.58
10/31/96                 12.15                         12.21


            Past performance is not predictive of future performance
--------------------------------------------------------------------------------

BISYS FUND SERVICES, INC. IS THE DISTRIBUTOR OF THE REPUBLIC BOND FUND (THE "FUND").

REPUBLIC NATIONAL BANK OF NEW YORK ("REPUBLIC") SERVES AS INVESTMENT MANAGER AND MAKES THE FUND AVAILABLE SOLELY IN ITS CAPACITY AS SHAREHOLDER SERVICING AGENT FOR CUSTOMERS. INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, REPUBLIC OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE. PLEASE REMEMBER THAT PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE PERFORMANCE. FUND RETURNS ARE NET OF FEES. ALL RETURNS ASSUME REINVESTMENT OF INCOME AND CAPITAL GAINS AND REFLECT THE REIMBURSEMENT OF CERTAIN FUND EXPENSES AS DESCRIBED IN THE PROSPECTUS.

MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING MANAGEMENT FEES AND OTHER EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES OF THE PROSPECTUS BY CALLING 1-800-782-8183.

*INCEPTION DATE FOR PERFORMANCE PURPOSES IS JANUARY 9, 1995. THE PERFORMANCE
 STATED IS THAT OF THE REPUBLIC FIXED INCOME PORTFOLIO, ADJUSTED TO REFLECT THE FEES AND EXPENSES OF THE FUND. THE FUND'S INCEPTION DATE WAS AUGUST 26, 1996. TOTAL RETURN SINCE INCEPTION OF THE FUND WAS 3.61%.

REPUBLIC BOND FUND
STATEMENT OF ASSETS AND LIABILITIES -- OCTOBER 31, 1996

ASSETS:
Investment in Republic Fixed Income Portfolio ("Portfolio"), at value
  (Note 1) ..........................................................  $23,546
Unamortized organization expenses (Note 2)...........................   31,056
                                                                       -------
        Total Assets ................................................   54,602
                                                                       -------
LIABILITIES:
Organization expenses payable (Note 2) ..............................   31,056
Audit fee payable ...................................................    2,000
Other accrued expenses ..............................................      974
                                                                       -------
        Total Liabilities ...........................................   34,030
                                                                       -------
NET ASSETS:
Applicable to 2,005 shares of beneficial interest outstanding (par value $0.001, unlimited number of authorized shares) ..............  $20,572
                                                                       =======

REPRESENTED BY:
Paid-in capital .....................................................  $20,211
Accumulated net realized gain from Portfolio ........................      113
Net unrealized appreciation from Portfolio ..........................      248
                                                                       -------
        Net Assets ..................................................  $20,572
                                                                       =======
Net Asset Value, Offering and Redemption Price Per Share ............  $10.26
                                                                       ======

                      See notes to financial statements

REPUBLIC BOND FUND
STATEMENT OF OPERATIONS -- FOR THE PERIOD ENDED OCTOBER 31, 1996*

NET INVESTMENT INCOME FROM PORTFOLIO (NOTE 2):
Interest income .......................................................  $113
Allocated expenses ....................................................    17
                                                                         ----
    Net investment income from Portfolio ..............................    96

EXPENSES (NOTE 2):
  Administration fees (Note 3) ..............................  $     1
  Audit fees ................................................    2,000
  Fund accounting fees (Note 3) .............................    2,000
  Reports to shareholders ...................................      969
  Other expenses ............................................       32
                                                               -------
    Total expenses ..........................................    5,002
    Reimbursement of expenses (Note 3) ......................   (3,000)
    Voluntary fee reductions (Note 3) .......................   (2,000)
                                                               -------
    Net expenses ......................................................     2
                                                                         ----
NET INVESTMENT INCOME .................................................    94
                                                                         ----
NET REALIZED AND UNREALIZED GAIN FROM PORTFOLIO:

Net realized gain on:
    Investments .......................................................   113
Net unrealized appreciation from Portfolio ............................   248
                                                                         ----
Net realized and unrealized gain from Portfolio .......................   361
                                                                         ----
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................  $455
                                                                         ====

*For the period August 26, 1996 (commencement of operations) to October 31,
 1996.

                      See notes to financial statements

REPUBLIC BOND FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                             FOR THE PERIOD
                                                             AUGUST 26, 1996
                                                              (COMMENCEMENT
                                                            OF OPERATIONS) TO
                                                            OCTOBER 31, 1996
                                                            ----------------
INCREASE IN NET ASSETS FROM:

OPERATIONS:
Net investment income ...................................           $    94
Net realized gain from Portfolio ........................               113
Net unrealized appreciation from Portfolio ..............               248
                                                                     ------
    Net increase in net assets resulting from operations                455
                                                                     ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ...................................               (94)
                                                                     ------
CAPITAL TRANSACTIONS:
Proceeds from sales of shares ...........................            20,018
Net asset value of shares issued in connection with
  reinvestment of distributions .........................                93
                                                                     ------
    Net increase in net assets from capital transactions             20,111
                                                                     ------
TOTAL INCREASE IN NET ASSETS ............................            20,472

NET ASSETS:
    Beginning of period .................................               100
                                                                     ------
    End of period .......................................           $20,572
                                                                    =======
ANALYSIS OF FUND SHARE TRANSACTIONS:
Shares sold .............................................             1,996
Shares issued in reinvestment of dividends ..............                 9
                                                                     ------
    End of period .......................................             2,005
                                                                      =====

                      See notes to financial statements

REPUBLIC BOND FUND
FINANCIAL HIGHLIGHTS
                                                                FOR THE PERIOD
                                                               AUGUST 26, 1996
                                                                (COMMENCEMENT
                                                              OF OPERATIONS) TO
                                                               OCTOBER 31, 1996
                                                              -----------------

NET ASSET VALUE, BEGINNING OF PERIOD ..........................     $10.00
                                                                    ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .......................................       0.10
  Net realized and unrealized gain from Portfolio .............       0.26
                                                                    ------
      Total increase from investment operations ...............       0.36
                                                                    ------
LESS DIVIDENDS:
    Net investment income .....................................      (0.10)
                                                                     -----
    Total distributions .......................................      (0.10)
                                                                     -----
NET ASSET VALUE, END OF PERIOD ................................     $10.26
                                                                     -----
TOTAL RETURN ..................................................      3.61%(b)
RATIOS/SUPPLEMENTAL DATA:
    Net assets at end of period (000) .........................        $21
    Ratio of expenses to average net assets ...................      1.04%(c)
    Ratio of net investment income to average net assets ......      5.23%(c)
    Ratio of expenses to average net assets(a) ................    280.50%(c)
    Ratio of net investment loss to average net assets(a) .....   (274.18%)(c)
-------------------------------------------------------------------------------
(a) During the period, certain fees were voluntarily reduced and expenses reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(b) Not annualized.
(c) Annualized.

                      See notes to financial statements

REPUBLIC BOND FUND
NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 1996

1. ORGANIZATION. Republic Bond Fund (the "Fund") is a diversified separate series of the Republic Funds (the "Trust"), a Massachusetts business trust organized on April 22, 1987, which currently consists of seven funds, each of which has different and distinct investment objectives and policies. The Fund commenced operations on August 26, 1996. The financial statements for the other six funds are presented separately. The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load open-end management investment company.

        The Fund's investment objective is to seek to realize above-average total return over a market cycle of three to five years, consistent with reasonable risk, through investment primarily in a diversified portfolio of U.S. Government securities, corporate bonds, mortgage-backed securities and other fixed-income securities. The Fund invests all of its investable assets in the Republic Fixed Income Portfolio (the "Portfolio"). The Portfolio is a diversified open-end management investment company which has the same investment objective as the Fund. The value of such investment reflects the Fund's proportionate interest (0.04% as of October 31, 1996) in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

        Republic National Bank of New York ("Republic" or the "Manager") acts as Investment Manager to the Portfolio. Miller, Anderson & Sherrerd acts as Sub-Adviser ("Sub Adviser") to the Portfolio. Effective October 1, 1996 BISYS Fund Services, Inc. ("BISYS") replaced Signature Broker-Dealer Services, Inc. ("Signature") as Administrator of the Trust and the Portfolio and as Distributor and Sponsor ("Sponsor") of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

    INVESTMENT VALUATION:
    Valuation of securities by the portfolio is discussed in Note 2 of the Portfolio's Notes to Financial Statements that are included elsewhere in this report.

    INVESTMENT TRANSACTIONS AND RELATED INCOME:
    All the net investment income and realized and unrealized gain and loss of the Portfolio is allocated pro rata among the Fund and other investors in the Portfolio each day.

    DIVIDENDS TO SHAREHOLDERS:
    The Trust declares all of the Fund's net investment income daily as a dividend to the Fund shareholders. Dividends substantially equal to all of the Fund's net investment income earned are distributed to the Fund shareholders of record monthly. Generally, the Fund's net investment income consists of the interest and dividend income it earns, less expenses. In computing interest income, premiums are not amortized nor are discounts accrued on long-term debt securities in the Portfolio, except as required for federal income tax purposes.

        The Fund's net realized short-term and long-term capital gains, if any, are distributed to shareholders annually. Additional distributions are also made to the Fund's Shareholders to the extent necessary to avoid application of the 4% non-deductible federal excise tax on certain undistributed income and net capital gains of regulated investment companies.

        Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

        Certain mortgage-backed securities may provide for periodic or unscheduled payments of principal and interest as the mortgages underlying the securities are paid or prepaid. However, such principal payments (not otherwise characterized as ordinary discount income or bond premium expense) will not normally be considered as income to the Portfolio and therefore will not be distributed as dividends to Fund shareholders. Rather, these payments on mortgage-backed securities generally will be reinvested by the Portfolio in accordance with its investment objective and policies.

        Unless a shareholder elects to receive dividends in cash (subject to the policies of the shareholder's Shareholder Servicing Agent), dividends are distributed in the form of additional Shares (purchased at their net asset value without a sales charge).

    EXPENSE ALLOCATION:
    Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund in the Trust, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in the Portfolio.

    FEDERAL INCOME TAXES:
    The Fund intends to qualify in each future fiscal year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, (the "Code"). By so qualifying, the Fund will be exempt from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized gains to its shareholders.

    UNAMORTIZED ORGANIZATION EXPENSES:
    The Fund incurred organization expenses in the amount of $31,056. These costs were deferred and are being amortized by the Fund on a straight-line basis over a five year period commencing November 1, 1996.

3.  RELATED PARTY TRANSACTIONS.

    ADMINISTRATION:
    Pursuant to an Administrative Services Agreement, Signature Broker-Dealer Services, Inc. ("Signature") provided the Fund with general office facilities, and supervised the overall administration of the Fund including, among other responsibilities, the preparation and filing of all documents required for compliance by the Fund with applicable laws and regulations and arranged for the maintenance of books and records of the Fund for the period August 26, 1996 through September 30, 1996. For its services to the Fund, Signature received from the Fund fees payable monthly equal on an annual basis to 0.05% of the Fund's average daily net assets; for this period Signature received $4, of which the entire amount was voluntarily reduced.

        Effective October 1, 1996, BISYS Fund Services, Inc., ("BISYS") was appointed as administrator to the Fund, pursuant to an Administrative Services Agreement. BISYS serves as administrator with substantially identical terms as described above. In this capacity, BISYS voluntarily reduced all fees for the period October 1, 1996 through October 31, 1996.

    FUND ACCOUNTING:
    Pursuant to a Fund Accounting Agreement, Signature Financial Services, Inc., ("SFSI") served as fund accounting agent to the Fund for the period August 26, 1996 through September 30, 1996. For its services to the Fund, SFSI received fees payable monthly equal on an annual basis to $12,000. For this period, fees for these services aggregated $1,000, of which the entire amount was voluntarily reduced.

        Effective October 1, 1996, Investors Bank and Trust Co. ("IBT") provides fund accounting services to the Fund. For the period October 1, 1996 through October 31, 1996 the IBT fee for these services aggregated $1,000, of which the entire amount was voluntarily reduced.

    REIMBURSEMENT AND WAIVER OF EXPENSES:
    BISYS, Signature, SFSI and IBT voluntarily agreed to waive a portion of their fees, and to the extent necessary, reimburse the Fund for additional expenses during the period August 26, 1996 through October 31, 1996. Expenses of the Fund were voluntarily limited to no more than 0.19% of the average daily net assets on an annualized basis. For the period ended October 31, 1996, BISYS, Signature, SFSI and IBT voluntarily reduced fees and reimbursed expenses aggregating $5,000.

4. INVESTMENT TRANSACTIONS. Additions and reductions in the Fund's investments in the Portfolio amounted to $23,119, and $29 respectively.

INDEPENDENT AUDITORS' REPORT

The Board of Trustees
Republic Funds:

    We have audited the accompanying statement of net assets of Republic Bond Fund (the "Fund"), a portfolio of Republic Funds, as of October 31, 1996 and the related statements of operations and changes in net assets and the financial highlights for the period from August 26, 1996 (commencement of operations) to October 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

    We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Republic Bond Fund at October 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the period from August 26, 1996 to October 31, 1996 in conformity with generally accepted accounting principles.

                                                KPMG Peat Marwick LLP

Boston, Massachusetts
December 20, 1996

REPUBLIC FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1996
------------------------------------------------------------------------------
 PRINCIPAL                                                       VALUE
  AMOUNT      SECURITY DESCRIPTION                              NOTE 2
  ------      --------------------                              ------

              CORPORATE OBLIGATIONS -- 11.5%

              BANKING -- 0.1%
$   63,000    Blue Bell Funding, 11.85%, due 5/1/99 ....     $   63,630
                                                             ----------
              BROADCASTING AND PUBLISHING -- 1.1%
   330,000    Comcast Corp, 9.375%, due 5/15/05  .......        330,413
   395,000    Paramount Communications, 8.25%, due
                8/1/22 .................................        360,734
                                                             ----------
                                                                691,147
                                                             ----------
              CONSUMER GOODS -- 0.3%
   160,000    RJR Nabisco (New), 8.75%, due 4/15/04  ...        160,913
                                                             ----------
              ENERGY -- 0.9%
   150,000    Excel Paralubes Funding, 7.43%, due
                11/1/15(a) .............................        148,289
   176,588    Mobil Energy, 8.665%, due 1/1/17  ........        182,767
   250,000    Paiton Energy Funding Bv, 9.34%, due
                2/15/14 ................................        260,115
                                                             ----------
                                                                591,171
                                                             ----------
              FINANCE -- 3.7%
   150,000    Dr Structured Financial, 7.43%, due
                8/15/18 ................................        106,934
   275,000    Farmers Ins Exch., 8.625%, due 5/1/24(a) .        279,512
    70,000    K-Mart Funding Corp., 8.8%, due 7/1/10  ..         60,025
   275,000    John Hancock, 7.375%, due 2/15/24(a) .....        266,037
   250,000    Mass Mutual Life 144a, 7.625%, due
                11/15/23(a) ............................        248,998
   250,000    Met Life 144a, 7.45%, due 11/1/23(a) .....        234,878
   250,000    Mutual Life Ins Co NY 144a, 0%, due
                8/15/24, 8.65%(a)(d) ...................        249,855
   300,000    Nationwide Mutual Life 144a, 7.5%, due
                02/15/24(a) ............................        275,952
   250,000    New York Life 144a, 7.5%, due 12/15/23(a)         239,444
   250,000    Principal Mut Ins Co., 7.875%, due
                3/1/24(a) ..............................        238,799
   185,000    Reliance Group Holdings, 9.00%, due
                11/15/00 ...............................        189,163
                                                             ----------
                                                              2,389,597
                                                             ----------
              INDUSTRIAL -- 1.0%
   143,391    DRSLT 1994-K1 A1, 7.6%, due 8/15/07  .....        126,178
   150,000    Owens-Illinois, Inc., 11%, due 12/1/03  ..        165,000
   150,000    Oxymar, 7.5%, due 2/15/16(a) .............        144,932
   196,440    Scotia Pacific Holdings, 7.95%, due
                7/20/15 ................................        197,576
                                                             ----------
                                                                633,686
                                                             ----------
              RETAIL -- 0.8%
   195,000    Federated Department Stores, 8.125%, due
                10/15/02  ..............................        200,160
   374,000    Southland Corp., 5%, due 12/15/03  .......        302,940
                                                             ----------
                                                                503,100
                                                             ----------
              TECHNOLOGY -- 0.5%
   295,000    Digital Equipment, 8.625%, due 11/1/12  ..        293,454
                                                             ----------
              TELECOMMUNICATIONS -- 2.5%
   400,000    Comcast Cellular, 0%, due 3/5/0, 8.76%(d)         282,000
   295,000    Lenfest Comm, 8.375%, due 11/1/5  ........        270,663
   255,000    MFS Communications Corp.,0%, due 1/15/06,
                8.56%(d) ...............................        180,413
   415,000    Telecommunications, Inc., 7.875%,
                due 2/15/26  ...........................        347,731
   250,000    Telecommunications, Inc., 9.25%,
                due 1/15/23 ............................        235,820
   275,000    Rogers Cable Systems, 10%, due 3/15/05  ..        280,500
                                                             ----------
                                                              1,597,127
                                                             ----------
              TRANSPORTATION -- 0.7%
   250,000    National Car Rental, 7.35%, due
                10/20/03(a) ............................        252,718
   175,000    Jet Equipment Trust, 10%, due 6/15/12  ...        209,559
                                                             ----------
                                                                462,277
                                                             ----------
              TOTAL CORPORATE OBLIGATIONS (Cost $7,273,858)   7,386,102
                                                             ----------
              COLLATERALIZED MORTGAGE OBLIGATIONS -- 8.2%
   274,942    Alliance HEL 96 2 A6, 8.3%, due 09/25/27          287,204
   124,937    American Southwest Financial 1993-2 A1,
                7.3%, due 1/18/09 ......................        126,613
   150,000    American Southwest Financial 1995-C1 A1b,
                7.4%, due 11/17/04  ....................        154,757
 5,343,651    Amsfs 93 2 S1 IO, due 1/18/09 ............        282,519
   250,000    Asset Securitization Corp., 7.4%, due
                10/13/26  ..............................        256,788
   172,113    Asset Securitization Corp., 1995-D1 A1,
                7.59%, due 8/11/27 .....................        179,144
   197,423    Asset Securitization Corp., 1995-Md4 A1,
                7.1%, due 8/13/29 ......................        199,723
   125,000    Beverly Finance Corp., 8.36%, due
                7/15/04(a) .............................        132,484
   300,000    BSMI 96 09 L NAS, due 6/15/26 ............        306,411
   175,000    CBM Funding Corp., 1996, 7.08%,
                due 2/1/13 .............................        175,978
   149,038    CMS 1996, 7.25%, due 1/25/26 .............        146,240
   123,375    CMSI 1995, 7.5%, due 4/25/25(a) ..........        121,911
   145,136    CWMBS 1993-C, 6.5%, due 1/25/24 ..........        135,910
   200,000    DLJMA 96, 7.58%, due 2/12/06 .............        206,726
   265,000    FHR 1632 SA INV FLTR Vr, due 11/15/23(c) .        207,230
   144,848    First Boston Mortgage Security Corp.,
               1993-5 B1, 7.3%, due 7/25/23  ...........        139,440
              Independent National Mortgage Corp.,
                1994-0 B1, 7.875%, due 9/25/24  ........        193,302
    96,964    JP Morgan 1995, 7.268%, due 7/25/10 ......         98,674
   100,000    Lakewood Mall Finance Company, 7%, due
                8/13/10(a) .............................         99,254
   300,000    LBCMT96 C2 A Seq, due 10/25/26 ...........        308,026
   225,000    Merrill Lynch Mortgage Investors, 7.42%,
                due 3/25/26  ...........................        229,898
   150,000    Mortgage Capital Funding, Inc., 7.6%, due
                5/25/27 ................................        155,153
 1,084,170    Nomura ASC 95 MD4 CS2 IO VR, due 8/13/29          196,820
   350,000    Rali 96 Qs8 A5 Nas, due 6/25/26 ..........        355,009
   145,243    Residential Funding Mortgage Security
                1993-S43 A10, 6.5%, due 11/25/23  ......        135,785
   100,000    Residential Funding Mortgage Security
                1993-MZ3 A2, 6.97%, due 8/28/23  .......         93,427
   173,360    Residential Funding Mortgage Security
                1995-R20 A5, 7.5%, due 12/25/25  .....          172,538
   148,844    Residential Funding Mortgage Security
                1995-S16 A7, 7.5%, due 11/25/25  .....          148,074
                                                             ----------
              TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                (Cost $5,187,227) ......................      5,245,038
                                                             ----------

              ASSET-BACKED OBLIGATIONS 2.5%
    117,271   Aircraft Lease Portfolio Securitizations
               Class B, 6.596%, due 3/15/19  ...........        117,916
    200,000   Aircraft Lease Portfolio Securitizations
               1994-1 A4, 7.8%, due 9/15/04  ...........        205,800
     99,493   Aircraft Lease Portfolio Securitizations
               1994-1 C, 9.35%, due 9/15/04  ..........         102,789
    275,000   Amlt 1996 2A5, 8.08%, due 11/25/25  ......        285,260
    100,000   Carousel Center Financial- AI, 6.828%, due
               11/15/07(a) .............. .............          99,488
    228,041   Carousel Center Financial C, 7.527%, due
               10/15/07(a) ............................         228,745
    275,000   DELHE 1996 1 A7, 7.95%, due 6/25/27  .....        281,089
    300,000   IMCHel 96 3 A7, 8.05%, due 8/25/26  ......        309,708
                                                             ----------
              TOTAL ASSET BACKED OBLIGATIONS (Cost
               $1,595,906) ............................       1,630,795
                                                             ----------

              U.S. GOVERNMENT AGENCY OBLIGATIONS -- 46.9%

              FEDERAL GOVERNMENT LOAN MORTGAGE
              CORPORATION -- 23.4%
  3,750,000   7.5%, due 7/15/23(b) .....................      3,762,900
  3,050,000   7.5%, due 8/15/23(b) .....................      3,060,490
    600,000   7.5%, due 7/15/23(b) .....................        602,064
  1,800,000   7.5%, due 11/15/25(b) ....................      1,806,192
  5,325,000   7.5%, due 6/15/25(b) .....................      5,335,011
    417,520   9.5%, due 12/1/16 ........................        448,051
                                                            -----------
                                                             15,014,708
                                                            -----------
              FEDERAL NATIONAL MORTGAGE
                ASSOCIATION -- 10.4%
    113,704   93 205GTPO, 0%, due 9/25/23, 6.44%(d) ....         65,395
     48,544   93 235H TPO, 0%, due 9/25/23, 7.85%(d) ...         34,466
    149,198   93 243C TPO, due 11/25/23, 5.75%(d) ......        108,457
     30,899   93 243C XPPO, due 11/25/23, 5.74%(d) .....         21,462
     72,609   94 25CTPO, due 11/25/23, 5.64%(d) ........         49,751
     25,208   PL#034268 CL, DTD 9/1/86 due 9/1/16  .....         26,774
    224,710   PL#035052 CL, DTD 10/1/86 due 10/1/16  ...        238,671
    599,392   TR 249 PO, DTD 10/1/93 due 10/25/23,
               6.72%(d) ................................        382,466
    174,231   TR 254 PO,due 1/1/24, 5.74%(d) ...........        119,367
    235,356   Strip 260 PO, due 4/1/24, 5.86%(d) .......        159,489
    105,640   10.5%, due 12/1/16  ......................        116,675
    118,844   10%, due 5/1/22  .........................        130,563
  2,000,000   7.5%, due 6/1/23(b) ......................      2,003,760
    275,000   7.5%, due 6/15/25(b) .....................        275,517
  1,950,000   7.5%, due 6/15/25(b) .....................      1,953,666
  1,000,000   7.5%, due 6/15/25(b) .....................      1,001,880
                                                            -----------
                                                              6,688,359
                                                            -----------
              GOVERNMENT NATIONAL MORTGAGE
                ASSOCIATION -- 9.5%
    700,000   11%, due 6/15/15  ........................        786,107
    525,000   7.5%, due 6/15/25(b) .....................        526,643
    600,000   7.5%, due 10/1/23(b) .....................        601,878
  2,500,000   7.5%, due 6/15/25(b) .....................      2,507,825
     28,224   13.5%, due 11/15/14  .....................         33,093
     35,969   11.5%, due 2/15/16  ......................         40,847
     49,873   10.5%, due 8/15/16  ......................         55,188
     59,760   10.5%, due 6/15/16  ......................         66,128
    176,251   10.5%, due 9/15/19  ......................        195,032
    262,728   10.5%, due 4/15/25, DTD 4/1/95  ..........        291,991
    439,548   11%, due 1/15/19  ........................        480,791
    461,221   11%, due 12/15/17  .......................        518,108
                                                             ----------
                                                              6,103,631
                                                             ----------

              FEDERAL HOME LOAN MORTGAGE ASSOCIATION -- 3.6%

    220,956   7%, due 7/1/24  ..........................        218,457
    693,002   7%, due 12/1/24  .........................        681,533
    107,351   11%, due 9/1/16  .........................        119,630
    383,212   10%, due 9/1/17  .........................        416,482
     76,316   10.5%, due 10/1/11  ......................         84,043
     91,782   10.5%, due 11/1/18  ......................        101,075
    417,073   due 4/1/24, DTD 4/1/94  ..................        412,352
    275,000   7.5%, due 6/15/06(b)  ....................        275,000
                                                             ----------
                                                              2,308,572
                                                             ----------
              TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                (Cost $29,832,142) .....................     30,115,270
                                                             ----------
              U.S. TREASURY OBLIGATIONS -- 25.0%
  3,650,000   U.S. Treasury Strip, 0%, due 2/15/19,
               6.96%(d) ................................        794,419
  2,300,000   U.S. Treasury Strip, 0%, due 8/15/20,
                6.97%(d) ...............................        450,729
  3,175,000   U.S. Treasury Bond, 8.75%, due 8/15/20  ..      3,910,205
  1,050,000   U.S. Treasury Note, 7.125%, due 9/30/99  .      1,082,813
  5,935,000   U.S. Treasury Note, 7.5%, due 2/15/05  ...      6,375,708
  3,400,000   U.S. Treasury Note, 6.125%, due 5/15/98  .      3,421,910
                                                             ----------
              TOTAL U.S. TREASURY OBLIGATIONS (Cost
                $15,669,474) ...........................     16,035,784
                                                             ----------
              YANKEE BONDS -- 1.3%
    250,000   Mexico Par Bond Series A, 6.25%,
               due 12/31/19  ...........................        174,687
    250,000   Mexico Series B, 6.25%, due 12/31/19  ....        174,687
    500,000   United Mexican States Warrants 0%
               due 6/30/03  ............................              0
    605,000   Republic of Argentina, 5.25%, due
               3/31/23 .................................        356,194
    150,000   Republic of Colombia, 8.7%, due 2/15/16  .        142,992
                                                             ----------
              TOTAL YANKEE BONDS (Cost $748,331)  ......        848,560
                                                             ----------
              FOREIGN GOVERNMENT OBLIGATIONS 2.9%
DKR 3,425,000 Kingdom of Denmark, 8.0%, due 3/15/06  ...        631,512
DEM   815,000 Treuhandanstalt, 7.5%, due 9/9/04  .......        591,653
GBP   340,000 UK Treasury, 9.75 %, due 8/27/02  ........        614,013
                                                             ----------
              TOTAL FOREIGN GOVERNMENT OBLIGATIONS
                (Cost $1,823,188)  .....................      1,837,178
                                                             ----------
              COMMERCIAL PAPER -- 39.8%
 $2,000,000   American Express Credit  .................      1,992,694
  2,000,000   Banc One  ................................      1,990,357
  1,700,000   CJT holdings  ............................      1,696,934
  1,700,000   John Deere  ..............................      1,696,940
  2,000,000   Ford Motor Credit Corp.  .................      1,993,000
  1,700,000   GECC  ....................................      1,696,940
  2,000,000   General Re  ..............................      1,984,542
  1,700,000   Household Finance  .......................      1,696,940
  2,000,000   IBM  .....................................      1,990,958
  2,000,000   Metlife Funding  .........................      1,988,938
  2,000,000   Raytheon  ................................      1,996,798
  1,600,000   Transamerica Financial  ..................      1,599,282
  2,000,000   Weyerhauser Mortgage  ....................      1,998,542
  1,295,001   Investors Cash Reserve  ..................      1,295,001
                                                            -----------
              TOTAL COMMERCIAL PAPER (Cost $25,521,395).     25,617,866
                                                            -----------
TOTAL INVESTMENTS -- 138.2%
  (Identified Cost $87,651,521)* .......................     88,716,593
OTHER ASSETS LESS LIABILITIES -- (38.2%) ...............    (24,538,211)
                                                             ----------
NET ASSETS -- 100.0% ...................................    $64,178,382
                                                            ===========

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) Security purchased on a delayed delivery basis.
(c) Represents a variable rate note. Interest rate disclosed represents current rate at 10/31/96.
(d) Effective yield (calculated at the date of purchase) is the yield at which the bond accretes on an annual basis until maturity date.
 * The aggregate cost of investments at October 31, 1996 for federal income tax purposes is $87,818,883. Gross unrealized appreciation and depreciation of securities was $1,025,107 and $127,397, respectively, resulting in net unrealized appreciation of $897,710.

REPUBLIC FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1996
-------------------------------------------------------------------------------
OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                                                                                               NET UNREALIZED
    EXPIRATION      CONTRACT TO            PRINCIPAL VALUE                         VALUE        APPRECIATION/
       DATE            DELIVER             LOCAL CURRENCY         COST US$       (NOTE 2)      (DEPRECIATION)

CONTRACTS TO BUY:
11/05/96   Swedish Krona ...............     3,465,000            525,159      $  526,382        $  1,223
11/08/96   Swedish Krona ...............       420,000             63,658          63,807             149
11/08/96   Swedish Krona ...............     3,590,000            540,602         545,398           4,796
                                                                                                 --------
                                                                                                    6,168
                                                                                                 --------
CONTRACTS TO SELL:
01/13/97   Danish Krone .................      655,000            112,586         112,775            (189)
01/13/97   Danish Krone .................      115,000             19,921          19,800             121
01/21/97   Danish Krone .................    2,355,000            401,001         405,621          (4,620)
01/21/97   Danish Krone .................      735,000            127,222         126,595             627
01/21/97   German Deutsche Mark .........    1,790,000          1,167,264       1,185,484         (18,220)
01/21/97   German Deutsche Mark .........       65,000             43,293          43,048             245
11/05/96   Swedish Krona ................    3,465,000            527,478         526,381           1,097
11/08/96   Swedish Krona ................    3,855,000            584,268         585,658          (1,390)
11/08/96   Swedish Krona ................      155,000             23,426          23,548            (122)
                                                                                                 --------
                                                                                                  (22,451)
                                                                                                 --------
NET UNREALIZED DEPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS .......................        $(16,283)
                                                                                                 ========

SCHEDULE OF OPEN FINANCIAL FUTURES CONTRACTS PURCHASED

                                                                 NET UNREALIZED
 EXPIRATION   NUMBER OF                              CONTRACT     DEPRECIATION
    DATE      CONTRACTS            CONTRACTS           VALUE      OF CONTRACTS
-----------   ---------            ---------         --------     ------------
   12/19/96      12     US 5YR Note (CBT)M Dec 96   $1,271,924      $(14,888)
   12/19/96       6     US 5YR Note (CBT)M Dec 96      638,118        (5,288)
   12/02/96       9     US 10YR Note Fut Dec 96        959,568       (27,057)
   12/02/96       5     US 10YR Note Fut Dec 96        531,721       (16,404)
                                                                    --------
NET UNREALIZED DEPRECIATION ON OPEN FUTURES CONTRACTS ........      $(63,637)
                                                                    ========

REPUBLIC FIXED INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES -- OCTOBER 31, 1996

ASSETS:
Investments at value (Cost $87,651,521) (Note 2) ...............  $ 88,716,593
Receivable for investments sold ................................    11,952,294
Interest receivable ............................................       593,399
Unamortized organization expenses ..............................        43,477
Unrealized appreciation on open forward foreign currency
contracts (Note 2) .............................................         8,258
Cash ...........................................................           940
                                                                  ------------
      Total Assets .............................................   101,314,961
                                                                  ------------
LIABILITIES:
Payable for investments purchased ..............................    37,022,532
Unrealized depreciation on open forward foreign currency
contracts (Note 2) .............................................        24,541
Variation margin payable on futures contracts (Note 2) .........         4,594
Sub-advisory fee payable (Note 3) ..............................        38,007
Administration fee payable (Note 3) ............................         2,652
Audit fees payable .............................................        19,000
Legal fees payable .............................................        11,227
Other accrued expenses .........................................        14,026
                                                                  ------------
      Total Liabilities ........................................    37,136,579
                                                                  ------------
NET ASSETS:
Applicable to investors' beneficial interest ...................  $ 64,178,382
                                                                  ============

                      See notes to financial statements

REPUBLIC FIXED INCOME PORTFOLIO
STATEMENT OF OPERATIONS -- FOR THE YEAR ENDED OCTOBER 31, 1996

INVESTMENT INCOME (NOTE 2):
Interest income .................................................  $3,130,497

EXPENSES:
  Manager and sub-advisory fees (Note 3) .............  $284,403
  Administration fees (Note 3) .......................    24,731
  Fund accounting fees (Note 3) ......................    40,000
  Custodian fees and expenses ........................    37,885
  Audit fees .........................................    21,533
  Amortization of organization expenses ..............    13,607
  Legal fees .........................................     9,993
  Trustees' fees (Note 3) ............................     6,112
  Insurance expense ..................................     5,936
  Reports to shareholders ............................       872
  Other expenses .....................................     1,473
                                                        --------
    Total expenses ...................................   446,545
    Voluntary fee reductions (Note 3) ................  (103,926)
    Reimbursement of expenses (Note 3) ...............    (9,526)
                                                        --------
    Net expenses ................................................     333,093
                                                                   ----------
NET INVESTMENT INCOME ...........................................   2,797,404
                                                                   ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY TRANSACTIONS:

Net realized gain (loss) on:
    Investments .................................................    (284,606)
    Foreign currency transactions ...............................     379,308
    Futures .....................................................      (8,098)
Net unrealized appreciation of investments ......................     556,157
Net unrealized depreciation of futures contracts ................     (63,637)
Net unrealized appreciation of foreign currency contracts and
  translations ..................................................      47,351
                                                                   ----------
Net realized and unrealized gain on investments and foreign
  currency transactions .........................................     626,475
                                                                   ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............  $3,423,879
                                                                   ==========

                      See notes to financial statements

REPUBLIC FIXED INCOME PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
                                                            FOR THE PERIOD
                                                           JANUARY 9, 1995
                                         FOR THE            (COMMENCEMENT
                                        YEAR ENDED        OF OPERATIONS) TO
                                     OCTOBER 31, 1996      OCTOBER 31, 1995
                                     ----------------      ----------------
INCREASE IN NET ASSETS FROM:
OPERATIONS:
Net investment income ............     $ 2,797,404           $   869,764
Net realized gain from
  investments and foreign ........          86,604             1,056,225
Net unrealized appreciation of
  investments and foreign ........         539,871               349,074
                                        ----------            ----------
    Net increase in net assets
      resulting from operations ..       3,423,879             2,275,063
                                        ----------            ----------
CAPITAL TRANSACTIONS:
Contributions ....................      35,186,698            28,059,930
Withdrawals ......................      (4,454,722)             (362,566)
                                        ----------            ----------
    Net increase in net assets
      from capital share
      transactions ...............      30,731,976            27,697,364
                                        ----------            ----------
TOTAL INCREASE IN NET ASSETS            34,155,855            29,972,427
NET ASSETS:
    Beginning of period ..........      30,022,527                50,100
                                        ----------            ----------
    End of period ................     $64,178,382           $30,022,527
                                       ===========           ===========
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                                                              FOR THE PERIOD
                                                             JANUARY 9, 1995
                                            FOR THE           (COMMENCEMENT
                                           YEAR ENDED       OF OPERATIONS) TO
                                        OCTOBER 31, 1996     OCTOBER 31, 1995
                                        ----------------     ----------------
RATIOS, SUPPLEMENTAL DATA
Net assets at end of period (000)          $64,178               $30,023
Ratio of expenses to average
 net assets ..........................        0.67%                 0.46%(b)
Ratio of net investment income
  to average net assets ..............        5.66%                 6.04%(b)
Ratio of expenses to average
  net assets(a) ......................        0.90%                 1.00%(b)
Ratio of net investment income
  to average net assets(a) ...........        5.43%                 5.51%(b)
Portfolio turnover ...................         152%               100.00%
--------------------------------------------------------------------------
(a) During the period, certain fees were voluntarily reduced and expenses reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(b) Annualized.

                      See notes to financial statements

REPUBLIC FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 1996

1. ORGANIZATION. The Republic Fixed Income Portfolio (the "Portfolio") is a diversified separate series of Republic Portfolios (the "Portfolio Trust") which is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load, open-end management investment company. The Portfolio is a series of the Portfolio Trust which was organized as a master trust fund under the laws of the State of New York on November 21, 1994. The Portfolio commenced operations on January 9, 1995. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

        The Fund's investment objective is to realize above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in a diversified portfolio of U.S. Government securities, corporate bonds (including bonds rated below investment grade and commonly referred to as "junk bonds"), foreign fixed income securities, mortgage backed securities of domestic issuers and other Fixed-income securities.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates.

    INVESTMENT VALUATION:
    The net asset value of the Portfolio is determined on each day on which the New York Stock Exchange ("NYSE") is open for trading. Bonds and other fixed-income securities which are traded over-the-counter and on a stock exchange will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities this ordinarily will be the over-the-counter market. Bonds and other fixed income securities ( other than short-term obligations but including listed issues) in the portfolio may be valued on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Trustees of the Portfolio Trust. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term debt obligations are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees of the Portfolio Trust. Futures contracts are normally valued at the settlement price on the exchange on which they are traded. Portfolio securities (other than short-term obligations) for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees of the Portfolio Trust.

        Bonds and other fixed income securities listed on a foreign exchange are valued at the last quoted sales price available before the time when assets are valued.

    FOREIGN CURRENCY TRANSLATION:
    The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS:
    The Portfolio may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolio could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized gains or losses until the contract settlement date.

    FUTURES:
    A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the Portfolio enters into the contract. Upon entering into such a contract the Portfolio is required to pledge to the broker an amount of cash and/or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The Portfolio invests in futures contracts solely for the purpose of hedging its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

    ACCOUNTING FOR INVESTMENTS:
    Securities transactions are recorded on a trade date basis. Realized gains and losses are determined on the basis of specific identification. Dividend income and other distributions from the portfolio securities are recorded on the ex-dividend date, except, if the ex-dividend has passed. Certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

    EXPENSES ALLOCATION:
    Expenses incurred by the Portfolio Trust with respect to any two or more portfolios in the Trust are allocated in proportion to the net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

    TAXES:
    Income received by the Portfolio from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries.

        The Portfolio intends to comply with the requirements of the U.S. Internal Revenue Code (the "Code"). The Portfolio intends to conduct its operations so that the Funds investing in the Portfolio can qualify as registered investment companies under Subchapter M of the Code. The Portfolio will be treated as a partnership for U.S. Federal income tax purposes and is therefore not subject to U.S. Federal income tax.

3.  RELATED PARTY TRANSACTIONS.
    INVESTMENT MANAGEMENT:

    Republic National Bank of New York ("Republic" or the "Manager") is the investment manager to the Portfolio pursuant to an investment management agreement with the Portfolio Trust. For its services, the investment manager receives from the Portfolio a fee, payable monthly, at the annual rate of 0.20% of the Portfolio's average daily net assets. The Manager waived its entire fee of $98,923 for the year ended October 31, 1996.

    SUB-ADVISORY:
    Miller, Anderson & Sherrerd (the "Sub-Adviser") continuously manages the investment portfolio of the Portfolio pursuant to a Sub-Advisory Agreement with the Manager. For its services, the Sub-Adviser is paid a fee by the Portfolio, computed daily and based on the Portfolio's average daily net assets, equal to 0.375% of the net assets up to $50 million, 0.25% of the net assets over $50 million up to $95 million, $300,000 on net assets over $95 million up to $150 million, and 0.20% of net assets over $150 million up to $250 million, and 0.15% of net assets over $250 million. It is the responsibility of the Sub-Adviser not only to make investment decisions for the Portfolio, but also to place purchase and sale orders for the portfolio transactions of the Portfolio. For the year ended October 31, 1996 the sub-advisory fee was $185,480, none of which was waived.

    ADMINISTRATION:
    Pursuant to an Administrative Services Agreement, Signature Financial Group (Cayman) Ltd. ("Signature (Cayman)") provided the Portfolio with general office facilities, and supervised the overall administration of the Portfolio including, among other responsibilities, the preparation and filing of all documents required for compliance by the Portfolio with applicable laws and regulations and arranged for the maintenance of books and records of the Portfolio for the period November 1, 1995 through September 30, 1996. For its services to the Portfolio, Signature (Cayman) received from the Portfolio, fees payable monthly equal on an annual basis to 0.05% of the Portfolio's average daily net assets. For this period Signature (Cayman) received $22,079 for its services.

        Effective October 1, 1996, BISYS Fund Services Ireland Ltd. ("BISYS"), was appointed as administrator to the Portfolio, pursuant to an Administrative Services Agreement. BISYS serves as administrator in substantially identical terms as described above. In this capacity, BISYS earned $2,652 for the period October 1, 1996 through October 31, 1996.

    FUND ACCOUNTING:
    Pursuant to a Fund Accounting Agreement, Signature Financial Services, Inc., ("SFSI") served as fund accounting agent to the Portfolio for the period November 1, 1995 through September 30, 1996. For its services to the Portfolio, SFSI received fees payable monthly equal on an annual basis to $40,000. For this period, fees for these services aggregated $36,667, of which $5,003 was voluntarily reduced.

        Effective October 1, 1996, Investors Bank and Trust Co. ("IBT"), provides fund accounting services to the Portfolio. For the period October 1, 1996 through October 31, 1996, the IBT fee for these services aggregated $3,333.

    TRUSTEE FEES:
    The fees and expenses of the Trustees amounted to $6,112 for the year ended October 31, 1996.

    REIMBURSEMENT AND WAIVER OF EXPENSES:
    The Manager and SFSI have voluntarily agreed to reduce a portion of their fees, and to the extent necessary, reimburse the Portfolio for additional expenses. For the year ended October 31, 1996 expenses of the Portfolio were voluntarily limited to no more than 0.67% of the average daily net assets on an annualized basis. For the year ended October 31, 1996 the Manager and SFSI voluntarily reduced fees and reimbursed expenses aggregating $113,452.

4. INVESTMENT TRANSACTIONS. Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $252,495,335, and $213,811,923, respectively for the year.

INDEPENDENT AUDITOR'S REPORT

The Board of Trustees
Republic Portfolios:

    We have audited the accompanying statement of net assets of Republic Fixed Income Portfolio (the "Fund"), a portfolio of Republic Portfolios, as of October 31, 1996 and the related statements of operations and changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsbility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets and financial highlights for the period from January 9. 1995, (commencement of operations) to October 31, 1995 were audited by other auditors whose report thereon, dated December 8, 1995, expressed an unqualified opinion on that statement and those financial highlights.

    We conducted our audit in accordance with United States generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996 by correspondence with the custodian or brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

    In our opinion, the 1996 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Republic Fixed Income Portfolio at October 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the year then ended in conformity with United States generally accepted accounting principles.

                                            KPMG

Toronto, Ontario
December 20, 1996

               FEDERAL INCOME TAX STATUS OF DIVIDENDS (UNAUDITED)

All dividends paid by the funds were paid out as short-term capital gain dividends on net investment income dividends. For federal income tax purposes, dividends from short-term capital gain are classified as ordinary income.

--------
REPUBLIC
     BOND
         FUND

INVESTMENT ADVISER
Republic National Bank of New York
452 Fifth Avenue
New York, NY 10018

SUB-ADVISER
Miller Anderson & Sherrerd, L.L.P.
One Tower Bridge
West Conshohocken, PA 19428-2899

ADMINISTRATOR, DISTRIBUTOR AND SPONSOR
BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus, OH 43219

CUSTODIAN AND TRANSFER AGENT
Investors Bank & Trust Company
89 South Street
Boston, MA 02111

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
99 High Street
Boston, MA 02110

LEGAL COUNSEL
Dechert Price & Rhoads
1500 K Street, N.W.
Washington, D.C. 20005

SHAREHOLDER SERVICING AGENTS:
Republic National Bank of New York
Republic Bank For Savings
452 Fifth Avenue
New York, NY 10018
(800) 782-8183

FOR NON-REPUBLIC CLIENTS:
Investors Bank & Trust Company
89 South Street
Boston, MA 02111
(800) 782-8183


[graphic omitted]


--------

REPUBLIC

    BOND

           FUND



     ANNUAL REPORT


   OCTOBER 31, 1996